CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,106,639	$ 296,714	¥ 4,525,852
Term deposits	1,586,469	223,449	948,390
Short-term investments	1,769,822	249,274	787,259
Trade receivables	664,615	93,609	834,251
Amounts due from related parties	18,319	2,580	24,798
Prepayments and other current assets	232,016	32,679	199,249
Total current assets	6,377,880	898,305	7,319,799
Non-current assets:
Property and equipment, net	10,849	1,528	7,290
Intangible assets, net	122,645	17,274	80,237
Goodwill	191,077	26,913	126,344
Long-term investments, net	44,621	6,285
Right-of-use assets	40,200	5,664	100,119
Other non-current assets	7,989	1,125	22,450
Total non-current assets	417,392	58,789	336,440
Total assets	6,795,272	957,094	7,656,239
Current liabilities (including amounts of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiaries of RMB512,496 and RMB568,411 as of December 31, 2022 and 2023, respectively)
Accounts payable and accrued liabilities	1,038,531	146,274	916,112
Salary and welfare payables	342,125	48,187	283,546
Taxes payable	21,394	3,013	25,975
Contract liabilities	303,574	42,758	355,626
Short-term lease liabilities	42,089	5,929	53,190
Total current liabilities	1,945,488	274,017	1,824,841
Non-current liabilities (including amounts of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiaries of RMB41,453 and RMB109,290 as of December 31, 2022 and 2023, respectively)
Long-term lease liabilities	3,642	513	43,367
Deferred tax liabilities	22,574	3,179	11,630
Other non-current liabilities	121,958	17,177	82,133
Total non-current liabilities	148,174	20,869	137,130
Total liabilities	2,093,662	294,886	1,961,971
Commitments and contingencies (See Note 17)
Shareholders' equity:
Treasury stock	(161,637)	(22,766)	(33,814)
Additional paid-in capital	13,487,371	1,899,657	13,615,042
Statutory reserves	2,680	378
Accumulated other comprehensive loss	(20,551)	(2,895)	(65,808)
Accumulated deficit	(8,708,300)	(1,226,538)	(7,861,973)
Total Zhihu Inc.'s shareholders' equity	4,599,810	647,870	5,653,696
Noncontrolling interests	101,800	14,338	40,572
Total shareholders' equity	4,701,610	662,208	5,694,268
Total liabilities and shareholders' equity	6,795,272	957,094	7,656,239
Related Party [Member]
Current liabilities (including amounts of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiaries of RMB512,496 and RMB568,411 as of December 31, 2022 and 2023, respectively)
Other current liabilities	26,032	3,667	24,861
Nonrelated Party [Member]
Current liabilities (including amounts of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiaries of RMB512,496 and RMB568,411 as of December 31, 2022 and 2023, respectively)
Other current liabilities	171,743	24,189	165,531
Class A Ordinary shares
Shareholders' equity:
Ordinary shares	227	32	234
Class B Ordinary shares
Shareholders' equity:
Ordinary shares	¥ 14	$ 2	¥ 15